BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF COMPONENTS OF PURCHASE PRICE CONSIDERATION	Total fair value of the purchase price consideration was determined as follows:
Cash	$7,500,000
Promissory notes payable	5,500,000
Common stock	1,000,000
Purchase price consideration	$14,000,000

SCHEDULE OF ASSETS AND LIABILITIES ACQUIRED IN BUSINESS COMBINATION

Purchase Price
Allocation
Cash and cash equivalents	$252,697
Accounts receivable, net	63,956
Due from factor, net	387,884
Inventory	2,941,755
Prepaid expenses and other current assets	32,629
Property, equipment and software, net	48,985
Goodwill	3,711,322
Intangible assets	7,403,800
Accounts payable	(615,706)
Accrued expenses and other liabilities	(227,321)
Purchase price consideration	$14,000,000

SCHEDULE OF BUSINESS ACQUISITION PRO FORMA INFORMATION
Year Ended
December 31, 2022
Net revenues	$28,519,261
Net loss	$(42,001,415)
Net loss per common share	$(2,722.78)

SCHEDULE OF FAIR VALUE OF PURCHASE PRICE CONSIDERATION
Cash	$5,000,000
Common stock	3,403,196
Purchase price consideration	$8,403,196

SCHEDULE OF ALLOCATION OF PURCHASE PRICE IN REGARD TO ACQUISITION

Purchase Price Allocation
Cash and cash equivalents	32,700
Accounts receivable, net	154,678
Due from factor, net	371,247
Inventory	603,625
Prepaid expenses and other current assets	7,970
Deposits	9,595
Property, equipment and software, net	—
Goodwill	2,104,056
Intangible assets	5,939,140
Accounts payable	(374,443)
Accrued expenses and other liabilities	(445,372)
$8,403,196